Offsetting of financial assets and financial liabilities	12 Months Ended
Mar. 31, 2017
Offsetting of financial assets and financial liabilities

29. Offsetting of financial assets and financial liabilities

Derivatives

The MHFG Group enters into master netting arrangements such as International Swaps and Derivatives Association, Inc. (“ISDA”) or similar agreements with counterparties to manage mainly credit risks associated with counterparty default. If the predetermined events including counterparty default occur, these enforceable master netting arrangements or similar agreements give the Group the right to offset derivative receivables and derivative payables and related financial collateral such as cash and securities with the same counterparty.

Repurchase and resale agreements and securities lending and borrowing transactions

Repurchase and resale agreements and securities lending and borrowing transactions are generally covered by industry standard master repurchase agreements and industry standard master securities lending agreements with netting terms to manage mainly credit risks associated with counterparty default. In the event of default by the counterparty, these agreements with netting terms provide the Group with the right to offset receivables and payables related to such transactions with the same counterparty, and to liquidate the collateral held.

The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2016 and 2017. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

				Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)	Financial instruments (4)	Cash collateral	Net amounts
	(in billions of yen)
2016
Assets (1):
Derivatives	14,130	—	14,130	(12,167)	(599)	1,364
Receivables under resale agreements	7,490	—	7,490	(7,461)	—	29
Receivables under securities borrowing transactions	3,327	—	3,327	(3,318)	—	9

Total	24,947	—	24,947	(22,946)	(599)	1,402

Liabilities (1):
Derivatives	13,652	—	13,652	(12,043)	(748)	861
Payables under repurchase agreements	16,507	—	16,507	(16,464)	—	43
Payables under securities lending transactions	2,538	—	2,538	(2,531)	—	7

Total	32,697	—	32,697	(31,038)	(748)	911

2017
Assets (1):
Derivatives	10,608	—	10,608	(8,966)	(620)	1,022
Receivables under resale agreements	8,698	—	8,698	(8,662)	—	36
Receivables under securities borrowing transactions	3,127	—	3,127	(3,116)	—	11

Total	22,433	—	22,433	(20,744)	(620)	1,069

Liabilities (1):
Derivatives	10,405	—	10,405	(8,866)	(901)	638
Payables under repurchase agreements	17,446	—	17,446	(17,391)	—	55
Payables under securities lending transactions	1,458	—	1,458	(1,455)	—	3

Total	29,309	—	29,309	(27,712)	(901)	696

Notes:

(1)	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.